Subsequent Events (Details) - EBP 003		12 Months Ended
	Jan. 01, 2026	Dec. 31, 2025
EBP, Subsequent Event [Line Items]
Participant contribution, after tax, minimum annual compensation to total compensation, percentage		1.00%
Participant contribution, after tax, maximum annual compensation to total compensation, percentage		4.00%
Subsequent Event
EBP, Subsequent Event [Line Items]
Participant contribution, after tax, minimum annual compensation to total compensation, percentage	1.00%
Participant contribution, after tax, maximum annual compensation to total compensation, percentage	6.00%
Employer contribution, matching percentage	100.00%
Employer contribution, participant compensation matched, percentage	6.00%
Minimum
EBP, Subsequent Event [Line Items]
Participant contribution, automatic, deferral rate		4.00%
Minimum | Subsequent Event
EBP, Subsequent Event [Line Items]
Participant contribution, automatic, deferral rate	6.00%